Exploration for and evaluation of oil and natural gas resources - Summary of exploration and evaluation information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Exploration and evaluation costs
Exploration expenditure written off	$ 9,920	$ 631	$ 1,085
Exploration expense	10,280	964	1,445
Intangible assets	6,093	15,539	17,284
Exploration expenditure written off	9,920	631	1,085
Exploration and appraisal expenditure
Exploration and evaluation costs
Intangible assets	4,113	14,091	15,989
Upstream
Exploration and evaluation costs
Exploration expenditure written off	9,920	631	1,085
Other exploration costs	360	333	360
Exploration expense	10,280	964	1,445
Liabilities	71	73	60
Net assets	4,042	14,018	15,929
Cash used in operating activities	360	333	360
Cash used in investing activities	674	1,215	1,119
Exploration expenditure written off	9,920	631	1,085
Upstream | Exploration and appraisal expenditure
Exploration and evaluation costs
Impairment losses	156	2	137
Intangible assets	4,113	14,091	15,989
Upstream | Gulf of Mexico | Exploration and appraisal expenditure
Exploration and evaluation costs
Exploration expenditure written off	2,643		447
Exploration expenditure written off	2,643		$ 447
Upstream | Canada | Exploration and appraisal expenditure
Exploration and evaluation costs
Exploration expenditure written off	2,539
Intangible assets		$ 2,500
Exploration expenditure written off	2,539
Upstream | Brazil | Exploration and appraisal expenditure
Exploration and evaluation costs
Exploration expenditure written off	2,141
Exploration expenditure written off	2,141
Upstream | Egypt | Exploration and appraisal expenditure
Exploration and evaluation costs
Exploration expenditure written off	952
Exploration expenditure written off	952
Upstream | Angola | Exploration and appraisal expenditure
Exploration and evaluation costs
Exploration expenditure written off	832
Exploration expenditure written off	832
Upstream | Middle East
Exploration and evaluation costs
Intangible assets	$ 700